HVIA Equity Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The HVIA Equity Fund (the "Fund") seeks growth at a reasonable price.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HVIA Equity Fund - USD ($)	Investor Class [1]	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
[1]	As of the date of this Prospectus, Investor Class shares are not being offered.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HVIA Equity Fund		Investor Class [1]	Institutional Class
Management Fees		0.74%	0.74%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.62%	1.62%
Total Annual Fund Operating Expenses		2.61%	2.36%
Less Management Fee Reductions and/or Expense Reimbursements	[2]	(1.37%)	(1.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.24%	0.99%
[1]	As of the date of this Prospectus, Investor Class shares are not being offered.
[2]	The initials "HVIA" in the Fund's name are an initialism for Hudson Valley Investment Advisers. Hudson Valley Investment Advisors, Inc. (the "Adviser") has contractually agreed, until July 1, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the Fund (exclusive of brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 1.24% and 0.99% of average daily net assets of Investor Class and Institutional Class shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to July 1, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until July 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HVIA Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	126	537	1,119	2,698
Institutional Class	101	461	992	2,446

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of large-capitalization growth companies that the Adviser believes offer (1) reasonable valuation when compared to their industry peers and (2) the potential of earnings growth. For purposes of the Fund, the Adviser defines large-capitalization companies as companies that have a market capitalization within the range represented in the S&P 500 Dow Jones Index (between $2.6 billion and $753 billion as of April 28, 2017) at the time of purchase. The size of the companies in the S&P 500 Dow Jones Index will change with market conditions.

The Adviser's investment process includes both a top-down analysis of the economic landscape and a bottom-up analysis of individual companies. The Adviser also creates economic projections consisting of factors including inflation, unemployment, interest rates, and corporate earnings. The top-down analysis begins with the Adviser's economic projections. The Adviser considers market value expectations and projected changes in government policy, technology, industries and demographics. The Adviser then evaluates the relevant portfolio's sector and industry weightings. The bottom-up analysis begins with the universe of large-capitalization common stocks, to which the Adviser applies its proprietary quantitative screening process and fundamental research. Fundamental research includes the Adviser's detailed analysis of the competitive environments of the companies under consideration, interaction with the management of those companies, a review of multiple resources to assess the companies and their respective industries, analysis of company earnings and cash flow projections, and identification of themes that could affect company and industry trends and catalysts. The Adviser continually monitors "out of favor" sectors for potential ideas.

In selecting securities for the Fund's portfolio, the Adviser seeks to include the securities of companies the Adviser believes have growth potential, which are likely to exceed the overall market estimates and general consensus. In determining this, the Adviser looks for certain positive attributes of companies, including superior management and business models, dominant market positions, durable competitive advantages, and strong transparent financials.

The Adviser sets a target price for each security in the portfolio, which is updated periodically. When a stock reaches or exceeds its target price, the Adviser's strategy typically requires that the security be sold. The Adviser may also sell a security when it determines there is a change in the company's risk/return characteristics, such as when events fail to confirm the Adviser's investment thesis or there is a loss of confidence in management. A position may also be sold when the Adviser believes other investment opportunities are more attractive or that the security is unlikely to benefit from current business, market or economic conditions.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. equity securities listed on a U.S. securities exchange.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects. Under such circumstances, price of the Fund's shares will also decline.

Growth Investing Risk. Investments in growth stocks present the risk that the stocks' growth will not realize, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies' earnings and more volatile than other types of stock.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

Management Style Risk. The Adviser's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

New Adviser and New Fund Risk. The Fund was formed in 2016 and has a limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size. Although the Adviser has investment management experience, the Adviser has limited experience as an investment adviser to a mutual fund prior to the Fund's inception.

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-209-8710.

Ladder Select Bond Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Ladder Select Bond Fund (the "Fund") seeks a combination of current income and capital preservation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ladder Select Bond Fund - USD ($)	Advisor Class [1]	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
[1]	As of the date of this Prospectus, Advisor Class shares are not being offered.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ladder Select Bond Fund		Advisor Class [1]	Institutional Class
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.51%	1.51%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses		2.53%	2.28%
Less Management Fee Reductions and/or Expense Reimbursements	[3]	(1.31%)	(1.31%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.22%	0.97%
[1]	As of the date of this Prospectus, Advisor Class shares are not being offered.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".
[3]	Ladder Capital Asset Management LLC (the "Adviser") has contractually agreed, until July 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the Fund (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; costs to organize the Fund; Acquired Fund Fees and Expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business; and amounts, if any, payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 0.95% of average daily net assets of the applicable class of shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed: (i) the expense limitation then in effect, if any; and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to July 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Ladder Select Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Advisor Class	124	525	1,090	2,629
Institutional Class	99	448	962	2,376

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal period ended February 28, 2017, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include debt securities, commercial mortgage-backed securities ("CMBS"), and other fixed-income instruments issued by governmental or private-sector entities. The Fund has adopted a fundamental investment policy to concentrate at least 25% of the value of its total assets in the mortgage-backed securities industry, including, without limitation commercial mortgage-backed securities. Through these investments and the investments discussed below, the Fund seeks to generate current income throughout market cycles while providing capital preservation.

Under normal market conditions, the Fund will invest primarily in investment grade rated commercial real estate-related bonds and CMBS, which are securitized bonds principally secured by diversified pools of senior mortgage loans on commercial real estate, including office, retail, multi-family, industrial, and hospitality properties. The Fund considers a CMBS to be rated investment grade if, at the time of purchase, at least one nationally recognized statistical rating organization ("NRSRO") has rated the CMBS investment grade or, if unrated, the Adviser determines the CMBS to be of comparable credit quality. The Fund may also invest up to 15% of its net assets in CMBS that are of non-investment grade quality (commonly referred to as "high yield securities" or "junk bonds").

The Fund may also invest a portion of its assets in other publicly traded real estate-related debt securities such as debt securities issued by Real Estate Investment Trusts ("REITs") and debt securities issued by real estate companies.

Additionally, the Fund may invest in privately placed debt securities that have not been registered for sale under the Securities Act of 1933, as amended (the "Securities Act") pursuant to Rule 144A (commonly referred to as "Rule 144A securities"). These securities are deemed restricted under the Securities Act and are generally considered illiquid and therefore are subject to the Fund's 15% limit on illiquid securities, unless deemed liquid in accordance with procedures adopted by the Fund's Board and implemented by the Adviser. Those Rule 144A securities deemed liquid by the Board are excluded from the Fund's 15% limit on illiquid securities. The Fund's investment in Rule 144A securities will be primarily in investment grade rated CMBS and other commercial real estate-related bonds, which benefit from superior capital structure seniority and underlying first mortgage collateral. These types of securities generally trade with more liquidity than other types of Rule 144A securities, non-investment grade CMBS, and other commercial real estate-related, non-investment grade bonds. The Fund may invest in both liquid and illiquid Rule 144A securities, and the categorization of a particular Rule 144A security may change under certain market conditions or other events.

The Fund's target average portfolio duration varies from 2 to 7 years; however, the Fund has the flexibility to maintain any portfolio duration depending on market conditions. "Duration" is a measure used to determine the sensitivity of a portfolio or security to changes in interest rates. The longer the duration of a particular debt security, or of the Fund's portfolio of debt securities, the more sensitive its market price and the Fund's value will be to changes in interest rates.

In selecting investments for the Fund, the Adviser seeks investments that it believes offer the best value relative to other comparable securities based on multiple factors, including, but not limited to, credit quality and structure, maturity, yield, credit support, and ratings information. After selecting an investment, the Adviser monitors the relative value of the investment by reviewing and considering, among other things, servicer reports, borrower status, credit ratings, and payment information of the loans underlying the securities. The Adviser uses an investment process that evaluates commercial real estate fundamentals applicable to commercial mortgage financing. This process considers, in part, the markets of relevant properties securing the mortgages underlying the CMBS trusts, the length and diversity of average lease terms, the tenant quality and diversity, the loan to value ratio and debt yield on the overall first mortgage, certain credit metrics, the identity and reputation of the underlying borrower(s), the property type and diversity underlying the CMBS, and other basic commercial real estate considerations critical to successful debt investing.

The Adviser will seek to manage investment risk by varying the Fund's investments, directly or indirectly, across multiple borrowers, tenants, and property types (e.g., office, retail, multi-family, industrial, and hospitality properties), positions (including position size and seniority), geography (within the U.S.), ratings, duration, and other factors that affect the Fund's portfolio structure.

The Fund may employ hedging strategies to manage interest rate, credit spread, and other risks. Accordingly, the Fund may invest in options, futures, and swaps (including interest rate swaps, credit default swaps, total return swaps, and other related derivative products), to the extent allowed under the 1940 Act. The Fund may also invest in inverse exchange-traded funds ("ETFs"). The Fund may also utilize leverage (i.e., borrowing against a line of credit), subject to the limits of the 1940 Act. The Adviser uses both hedging strategies and leverage as part of its risk-management process; through this process, the Adviser seeks to maintain relatively low volatility in the net asset value ("NAV") of the Fund's portfolio.

The Fund may sell investments if the Adviser determines that credit quality, maturity, yield, or ratings information, among other criteria, have changed materially from its initial analysis. The Fund may also sell investments for other reasons, including, but not limited to, securing gains, limiting losses, managing portfolio risk or liquidity, or if other investments offer better relative value and performance expectations, as determined by the Adviser.

The Fund is non-diversified, which means it may invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund will engage in active trading.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. The Fund has adopted an investment policy to concentrate its investments in CMBS. This means the Fund will invest at least 25% of the value of its total assets in the mortgage-backed securities industry, including, without limitation commercial mortgage-backed securities. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Adviser's method of investment selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

CMBS Risk. CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by NSROs). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund's current income may be reduced, and the Fund's NAV may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market's assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period of time due to a variety of reasons, such as current market conditions, the bonds' seniority in the CMBS trust's capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not backed by the full faith and credit of the U.S. Government and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years.

Concentration Risk. Concentration risk results from maintaining exposure to a single industry or group of related industries, which may underperform compared to other industries or market sectors. Since the Fund will concentrate its investments in CMBS, it will be subject to the risks associated with these securities and the commercial mortgage and real estate markets to a greater degree than a fund that does not concentrate in such securities.

Debt Security Risk. Debt security risk includes both credit and income risk.

• Non-Investment Grade Securities Risk. To the extent the Fund invests in securities of non-investment grade quality, which are securities rated non-investment grade by an NRSRO (commonly referred to as "high yield securities" or "junk bonds") or, if unrated, judged to be non-investment grade quality by the Adviser, it is likely to be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered inherently speculative because of the uncertainty regarding the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities, which could reduce the Fund's ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security (including mortgage-backed securities), or the counter-party to a derivative contract, will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, including as a result of bankruptcy. To the extent the Fund invests in lower-rated securities, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated securities.

• Duration Risk. Duration measures the time-weighted expected cash flows of a debt security, which can determine its sensitivity to changes in interest rates. Duration risk is another factor that can affect the value of the Fund's portfolio. In general, but not in all cases, the higher the portfolio's duration, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the lower the portfolio's duration, the lower the yield, but the greater the price stability.

• Income Risk. Income risk is the risk related to the primary source of the Fund's current income: interest payments from debt securities. An economic downturn or an increase in interest rates may have an adverse effect on an issuer's ability to timely make payments of principal and interest. If the issuer fails to make timely interest or principal payments, then the Fund's current income will be reduced.

• Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. The price of a debt security is dependent upon interest rates. The share price and total return of the Fund will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of debt securities to decrease. The Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

Derivatives Risk. The use of derivative instruments (e.g., futures, options, and swaps) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund's return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return. In addition, the Fund's use of derivatives creates economic leverage, which can magnify the Fund's potential for gain or loss and therefore amplify the effect of market volatility on the Fund's share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

• Counterparty Risk. The Fund's investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

• Futures Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, because of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk, and pricing risk.

• Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser's ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

• Swap Agreement Risk. Swap agreements can be either bilateral agreements traded over the counter or exchange-traded agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may be illiquid and therefore may increase the Fund's exposure to the credit risk of each counterparty.

Hedging Transactions Risk. The success of any hedging strategy utilized by the Fund will be subject to the Adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, and its ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. Therefore, a hedging strategy used by the Fund may not work as intended. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High Portfolio Turnover Risk. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Fund's portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund's shareholders. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur a higher portfolio turnover rate.

Leverage Risk. Leverage is the use of debt or other financial instruments to increase the potential returns of the Fund's portfolio. The Fund anticipates incurring leverage as part of its investment strategy. When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin (or on a "when-issued" basis), or entering into derivative transactions, all other risks relating to the Fund's portfolio are generally compounded. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the use of leverage will cause the NAV of the Fund to be more volatile and sensitive to market movements.

Leveraged and Inverse ETF Risk. Leveraged and inverse ETFs involve additional risks and considerations not present in traditional ETFs. Typically, shares of an index-based ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), shares are expected to increase in value as the value of the underlying benchmark decreases, similar to holding short positions in the underlying benchmark. Leveraged ETFs seek to deliver multiples (e.g., 2X or 3X) of the performance of the underlying benchmark, typically by using derivatives in an effort to amplify returns (or decline, in the case of inverse ETFs) of the underlying benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater.

Leveraged and inverse ETFs "reset" over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily or monthly), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Because of the structure of these products, their rebalancing methodologies and the math of compounding, extended holdings beyond the reset period can lead to results very different from a simple doubling, tripling, or inverse of the benchmark's average return over the same period of time. This difference in results can be magnified in volatile markets. Further, leveraged and inverse ETFs may have lower trading volumes or may be less tax efficient than traditional ETFs and may be subject to additional regulation. To the extent that leveraged or inverse ETFs invest in derivatives, investments in such ETFs will be subject to the risks of investments in derivatives. For these reasons, leveraged and inverse ETFs are typically considered to be riskier investments than traditional ETFs.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in CMBS, debt securities (including non-investment grade securities), derivatives, and restricted securities (such as Rule 144A securities) tend to involve greater liquidity risk. For a more detailed discussion on the liquidity risks associated with each principal investment, please refer to the other principal risks disclosed in this section.

Management Risk. The Adviser has limited experience serving as an investment adviser to a registered investment company, however, it does have experience managing private accounts using similar strategies.

Market Risk. The market value of the securities and derivatives in the Fund's portfolio may fluctuate resulting from factors affecting an individual CMBS investment, the commercial real estate industry, the real estate sector, or other factors such as changing economic, political, or overall financial market conditions.

New Fund Risk. The Fund was formed in 2016 and has a limited operating history. Accordingly, investors in the Fund bear the risk that it may not be successful in implementing its investment strategy or growing to an economically viable size.

Non-Diversified Status Risk. The Fund is non-diversified. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a diversified fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.

Prepayment and Extension Risk. Prepayment risk is the risk that a loan, bond or other debt security or investment might be called or otherwise converted, prepaid or redeemed before maturity and the Fund may not be able to invest the proceeds in other investments providing as high a level of income, thereby resulting in a reduced yield to the Fund. Extension risk is the risk that an investment might not be called as expected. If the Fund's investments are locked in at a lower interest rate for a longer period, the Adviser may be unable to capitalize on securities with higher interest rates or wider spreads.

Rating Agency Risks. Ratings on debt securities, including CMBS, are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Real Estate Risk. The value of the securities that the Fund owns is impacted by the value of the real estate underlying the securities. If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. Any adverse regulatory action effecting real estate could also impact the prices of the securities the Fund owns.

• Commercial Mortgages Risk. Commercial mortgage loans underlying the CMBS in which the Fund invests are subject to the ability of the commercial property owner to generate net income from operating the property (and not the independent income or assets of the borrower). Any reductions in net operating income increase the risks of delinquency, foreclosure, and default, which could result in losses to the Fund. Net operating income of an income-producing property can be affected by many factors, including, but not limited to, the ongoing need for capital improvements, particularly in older structures; changes in operating expenses; changes in general or local market conditions; changes in tenant mix and performance; the occupancy or rental rates of the property or, for a property that requires new leasing activity, a failure to lease the property in accordance with the projected leasing schedule; competition from comparable property types or properties; unskilled or inexperienced property management; limited availability of mortgage funds or fluctuations in interest rates that may render the sale and refinancing of a property difficult; development projects that experience cost overruns or otherwise fail to perform as projected, including, without limitation, failure to complete planned renovations, repairs, or construction; unanticipated increases in real estate taxes and other operating expenses; challenges to the borrower's claim of title to the real property; environmental considerations; zoning laws and other governmental rules and policies; unanticipated structural defects or costliness of maintaining the property; uninsured losses, such as possible acts of terrorism; a decline in the operational performance of a facility on the real property (including multifamily rental facilities, office properties, retail facilities, hospitality facilities, healthcare-related facilities, industrial facilities, warehouse facilities, restaurants, mobile home facilities, recreational or resort facilities, arenas or stadiums, religious facilities, parking lot facilities, or other facilities); and severe weather-related damage to the property or its operation. Additional risks may be presented by the type and use of a particular commercial property.

• Real Estate Companies Risk. REITs are tax-advantaged investment vehicles that primarily invest in real estate and real estate-related securities, including mortgages. Investments in REITS and other securities issued by real estate companies are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

Regulatory Risk. As a result of the dislocation of the credit markets during the last recession, the securitization industry has become subject to additional and changing regulation. For example, pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, which went into effect on July 21, 2010, various federal agencies have promulgated, or are in the process of promulgating, regulations and rules on various issues that affect securitizations, including: risk retention rules; requirements for additional disclosure; requirements for additional review and reporting; rules for swaps (including those used by securitizations); and certain restrictions designed to prohibit conflicts of interest. Other regulations have been and may ultimately be adopted, which may alter the structure of securitizations, reduce or eliminate economic benefits of participation in securitizations, and could discourage traditional issuers, underwriters, or other participants from participating in future securitization. Any of these outcomes could reduce the market for CMBS in which the Fund seeks suitable investments or otherwise adversely affect the Fund's ability to achieve its investment objective.

Rule 144A Securities Risk. Rule 144A securities are restricted securities that are exempt from registration under the Securities Act and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers ("QIBS"), subject to certain conditions. The Fund may invest in privately placed Rule 144A securities, which are treated as illiquid unless the Adviser has determined, under guidelines established by the Fund's Board, that the particular security is liquid; therefore, not all Rule 144A securities are liquid securities. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at reasonable prices.

Strategy Risk. The value of the Fund's portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting particular securities, industries, sectors, or properties, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund's investment objective or increasing the value of the Fund's shares.

Structured Finance Securities Risk. Structured finance securities include CMBS. Holders of structured finance securities bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Generally, the prices of structured finance securities will be influenced by the same types of market and economic factors that affect issuers of securities and capital markets generally. Generally, the Fund does not have direct rights against the issuer or the entity that sold the assets to be securitized; rather, the Fund has the right to receive payments only from the issuer of the structured finance security. Certain structured finance securities may be thinly traded or have a limited trading market.

Tax Risk. The Fund's investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund's income to higher tax rates; or change the classification of the Fund's income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains.

Valuation Risk Unlike publicly traded equity securities that trade on national exchanges, there is no central place or exchange for debt securities, which generally trade on an "over-the-counter" ("OTC") market. These markets may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of debt securities, including CMBS, may be subject to greater uncertainty than that of exchange-traded equity securities. This valuation risk is magnified for illiquid securities.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-859-5867 or by visiting the Fund's website at www.ladderfunds.com.

Navian Waycross Long/Short Equity Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Navian Waycross Long/Short Equity Fund (the "Fund") seeks long-term capital appreciation with a secondary emphasis on capital preservation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Navian Waycross Long/Short Equity Fund Navian Waycross Long/Short Equity Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Navian Waycross Long/Short Equity Fund Navian Waycross Long/Short Equity Fund Shares
Management Fees	1.25%	[1]
Distribution and/or Service (12b-1) Fees	none
Dividend expense on securities sold short	0.82%
Brokerage expense on securities sold short	0.04%
Other operating expenses	2.00%
Other Expenses	2.86%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	4.14%	[1],[2]
Less Management Fee Reductions and/or Expense Reimbursements	(1.26%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	2.88%	[1],[2]
[1]	"Management Fees", "Total Annual Fund Operating Expenses", and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" have been restated to reflect a contractual reduction in the Management Fee due to Waycross Partners, LLC (the "Adviser") under the Fund's Investment Advisory Agreement (the "Advisory Agreement") with the Adviser from 1.99% to 1.25% effective February 3, 2017.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".
[3]	The Adviser has contractually agreed, until June 30, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 1.99% of the Fund's average daily net assets. Prior to February 3, 2017, the Adviser contractually agreed to limit Total Annual Fund Operating Expenses to an amount not exceeding 2.15%. The "Management Fee Reductions and/or Expenses Reimbursements" has been restated to reflect the Adviser's current contractual agreement. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2018, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's Advisory Agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until June 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Navian Waycross Long/Short Equity Fund | Navian Waycross Long/Short Equity Fund Shares | USD ($)	291	1,144	2,011	4,247

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing under normal circumstances in long and short equity positions. The Fund's long positions are purchased with the intended goal of benefitting from rising valuations. The Fund's short positions are purchased with the intended goal of benefitting from declining valuations or as a hedge against long positions. When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security it does not own at the current market price by borrowing the security. The Fund then hopes to be able to replace the borrowed security by purchasing the security later at a price lower than the price at which it sold the security short. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities traded in the U.S. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to shareholders.

The Fund's long positions will principally consist of a portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations based on the Adviser's proprietary analysis. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $1 billion and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of $10 billion or more at the time of purchase.

For the Fund's long holdings, the Adviser generates a focus universe of investment candidates of approximately 300 companies traded in the U.S. The Adviser creates the focus universe from among companies with market capitalizations over $1 billion by using a proprietary screening process that analyzes market sectors to determine the 300 securities that exhibit, in the Adviser's opinion, the greatest likelihood of performance divergence; i.e., the widest margin between the top performing and the bottom performing companies. The Adviser rigorously analyzes each investment candidate, evaluating company-specific metrics ("key factors") the Adviser deems most likely to affect annual earnings, and then ranks the companies based on the Adviser's assessment of these key factors. The Adviser then employs its proprietary earnings models to determine price target ranges for each stock in the focus universe. Following further analysis, the Adviser buys stocks for the Fund's portfolio that it determines to have improving key factors that are available at reasonable valuations.

The Fund will generally establish short positions in common stocks of mid-capitalization and large-capitalization companies. The Fund will typically sell short securities based on the following criteria: 1) to seek to take advantage of companies the Adviser has identified as overvalued; 2) when the Adviser determines that a company's key factors are weakening; and/or 3) to hedge market exposures from the Fund's long positions. The Adviser will typically identify securities to sell short during the process of generating the focus universe of investment candidates.

The Adviser will generally sell a long position when there is a material adverse change in the issuer's key factors and will generally cover a short position when there is a material positive change in the issuer's key factors. Additionally, the Adviser sets a target price for each security in the Fund's portfolio that is updated periodically, and when a security reaches or exceeds its target price, the Adviser's strategy typically requires that the security be sold. A security position may also be sold when the Adviser believes other investment opportunities are more attractive or that the security is unlikely to benefit from current business, market or economic conditions if a long position, or the company's prospects have improved in the case of a short position. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

It is expected that the Fund will generally maintain a net long exposure (i.e., the market value of the Fund's long positions minus the market value of the Fund's short positions) of at most 50% under normal market conditions.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Market Risk. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser's control, including fluctuations in interest rates, the quality of the Fund's investments, economic conditions, and general equity market conditions. The value of the equity securities held in the Fund's long portfolio may decline in price over short or extended periods of times, and such declines may occur because of declines in the equity market as a whole, or because of declines in a particular company, industry, or sector of the market. Conversely, the value of the Fund's short portfolio may decline because of an increase in the equity market as a whole or because of increases in a particular company, industry or sector of the market.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Management Style Risk. The Adviser's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser had no experience as an investment adviser to a mutual fund prior to the Fund's inception.

Long/Short Strategy Risk. The Adviser expects to employ a "long/short" strategy for the Fund, meaning that the Fund expects to invest in both long positions and short positions. There is the risk that the Fund's long or short positions will not perform as expected, and losses on one type of position could more than offset gains on the other, or both positions may suffer losses. Additionally, there can be no assurance that the Fund's short positions will be successful in hedging against portfolio risk.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company's true business value or because the Adviser's assessment of the company's prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund's value investment style may go out of favor with investors, negatively affecting the Fund's performance.

Short Sales Risk. The Fund expects to sell securities short. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, the lender of the borrowed security may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and, as a result, the Fund may have to buy the securities sold short at an unfavorable time and for an unfavorable price. If this occurs, the Fund's investment may result in a loss. The Fund's losses are potentially unlimited in a short sale transaction.

The Fund will incur increased transaction costs associated with selling securities short. When the Fund sells a stock short, it must maintain a segregated account with its custodian of cash or liquid securities equal to the current market value of the stock sold short, less any collateral deposited with the Fund's broker (not including the proceeds from the short sale). The Fund is also required to pay the broker any dividends and/or interest that accrue during the period that the short sale remains open. To the extent that the Fund holds high levels of cash or cash equivalents for collateral needs, such cash or cash equivalents are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the Fund's performance.

To the extent that the Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund's net asset value ("NAV") greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Portfolio Turnover Risk. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of net short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

New Fund Risk. The Fund was formed in 2015 and has a limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-267-4304 or by visiting the Fund's website at www.waycrossfunds.com.

Calendar Year Returns

The Fund's year-to-date return through December 31, 2016 is 1.26%.

Quarterly Returns During This Time Period

Highest:	3.79% (quarter ended September 30, 2016)
Lowest:	-2.63% (quarter ended March 31, 2016)

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - Navian Waycross Long/Short Equity Fund	1 Year	Since Inception	Inception Date
Navian Waycross Long/Short Equity Fund Shares	1.26%	(2.17%)	Apr. 29, 2015
Navian Waycross Long/Short Equity Fund Shares | After Taxes on Distributions	1.26%	(2.17%)	Apr. 29, 2015
Navian Waycross Long/Short Equity Fund Shares | After Taxes on Distributions and Sales	0.71%	(1.65%)	Apr. 29, 2015
S&P 500 Index Total Return Index (reflects no deduction for [fees, expenses, or taxes])	11.96%	6.00%	Apr. 29, 2015
S&P 500 Index Total Return Index/Treasury Bill Index (reflects no deduction for [fees, expenses, or taxes])	6.12%	3.25%	Apr. 29, 2015

After-tax returns are calculated using the highest historical individual federal marginal income tax rated and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA"). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.